SUPPLEMENT TO THE PROSPECTUSES
                                       OF

     EVERGREEN AGGRESSIVE GROWTH FUND, EVERGREEN AMERICAN RETIREMENT FUND,
           EVERGREEN BALANCED FUND, EVERGREEN EMERGING MARKETS FUND,
               EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND,
       EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN FOUNDATION FUND,
EVERGREEN FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN GLOBAL LEADERS
                                     FUND,
   EVERGREEN GLOBAL REAL ESTATE EQUITY FUND, EVERGREEN GROWTH & INCOME FUND,
    EVERGREEN HIGH GRADE TAX FREE FUND, EVERGREEN INTERNATIONAL EQUITY FUND, EVERGREEN INTERMEDIATE-TERM BOND FUND, EVERGREEN INTERMEDIATE-TERM GOVERNMENT
                                SECURITIES FUND,
          EVERGREEN LIMITED MARKET FUND, EVERGREEN MONEY MARKET FUND,
  EVERGREEN NEW JERSEY MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL
                                   BOND FUND,
EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND, EVERGREEN SHORT-INTERMEDIATE
                                   BOND FUND,
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA, EVERGREEN SMALL CAP
                                  EQUITY FUND,
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN TAX EXEMPT MONEY MARKET
                                     FUND,
     EVERGREEN TAX STRATEGIC FOUNDATION FUND, EVERGREEN TOTAL RETURN FUND, EVERGREEN TREASURY MONEY MARKET FUND, EVERGREEN U.S. GOVERNMENT FUND,
 EVERGREEN US REAL ESTATE EQUITY FUND, EVERGREEN UTILITY FUND, EVERGREEN VALUE
                                     FUND,
   EVERGREEN VIRGINIA MUNICIPAL BOND FUND, KEYSTONE AMERICA HARTWELL EMERGING
                               GROWTH FUND, INC.,
   KEYSTONE BALANCED FUND II, KEYSTONE CAPITAL PRESERVATION AND INCOME FUND,
         KEYSTONE FUND FOR TOTAL RETURN, KEYSTONE FUND OF THE AMERICAS, KEYSTONE GLOBAL OPPORTUNITIES FUND, KEYSTONE GLOBAL RESOURCES AND DEVELOPMENT
                                     FUND,
 KEYSTONE GOVERNMENT SECURITIES FUND,  KEYSTONE INTERMEDIATE TERM BOND FUND,
                   KEYSTONE LIQUID TRUST, KEYSTONE OMEGA FUND
 KEYSTONE STRATEGIC INCOME FUND, KEYSTONE TAX FREE INCOME FUND, KEYSTONE WORLD
                                   BOND FUND;
                     KEYSTONE SMALL COMPANY GROWTH FUND II,
       KEYSTONE CALIFORNIA TAX FREE FUND, KEYSTONE FLORIDA TAX FREE FUND,
     KEYSTONE MASSACHUSETTS TAX FREE FUND, KEYSTONE MISSOURI TAX FREE FUND, KEYSTONE NEW YORK TAX FREE FUND AND KEYSTONE PENNSYLVANIA TAX FREE FUND
                 (EACH A "FUND" AND, COLLECTIVELY, THE "FUNDS")

  The prospectus of each of the above-referenced Funds is hereby supplemented as follows:

  You may exchange shares of a Fund for shares of another Fund identified above by calling or writing to Evergreen Keystone Service Company or by using the Evergreen Keystone Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.

KEYSTONE FUND OF THE AMERICAS ONLY
  The Fund is no longer required to invest at least 20% of its assets in securities of issuers in the United States and Canada. Under normal circumstances, the Fund will continue to invest at least 65% of its assets in securities of issuers in Latin America.

KEYSTONE GLOBAL OPPORTUNITIES FUND ONLY
  Effective June 1, 1997, the Fund's Subadvisory Agreement with Credit Lyonnais International Asset Management, North America will terminate. Keystone Investment Management Company, the Fund's adviser, will manage the entire portfolio of the Fund.

KEYSTONE BALANCED FUND II ONLY
  The Board of Trustees of Keystone Balanced Fund (the "Balanced Fund") has approved a proposal to sell the assets of the Balanced Fund to Evergreen Foundation Fund (the "Foundation Fund"). The Board of Trustees has scheduled this proposal to be voted on at a special meeting of shareholders to be held on June 30, 1997. If approved, the assets of the Balanced Fund would be sold to the Foundation Fund in exchange for shares of the Foundation Fund and the assumption by the Foundation Fund of certain identified liabilities (the "Reorganization"). If the Reorganization is approved, shares of the Foundation Fund would be distributed to shareholders of the Balanced Fund in liquidation and subsequent termination of the Balanced Fund. The Balanced Fund will mail information detailing the proposed Reorganization to its shareholders around May 16, 1997.

KEYSTONE GOVERNMENT SECURITIES FUND ONLY
  The Board of Trustees of Keystone Government Securities Fund (the "Government Securities Fund") has approved a proposal to sell the assets of the Government Securities Fund to Evergreen U.S. Government Fund (the "U.S. Government Fund"). The Board of Trustees has scheduled this proposal to be voted on at a special meeting of shareholders to be held on July 14, 1997. If approved, the assets of the Government Securities Fund would be sold to the U.S. Government Fund in exchange for shares of the U.S. Government Fund and the assumption by the U.S. Government Fund of certain identified liabilities (the "Reorganization"). If the Reorganization is approved, shares of the U.S. Government Fund would be distributed to shareholders of the Government Securities Fund in liquidation and subsequent termination of the Government Securities Fund. The Government Securities Fund will mail information detailing the proposed Reorganization to its shareholders around May 22, 1997.

KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC. ONLY
  The Board of Directors of Keystone America Hartwell Emerging Growth Fund, Inc. (the "Emerging Growth Fund") has approved a proposal to sell the assets of the Emerging Growth Fund to Evergreen Aggressive Growth Fund (the "Aggressive Growth Fund"). The Board of Directors has scheduled this proposal to be voted on at a special meeting of shareholders to be held on June 30, 1997. If approved, the assets of the Emerging Growth Fund would be sold to the Agressive Growth Fund in exchange for shares of the Aggressive Growth Fund and the assumption by the Aggressive Growth Fund of certain identified liabilities (the "Reorganization"). If the Reorganization is approved, shares of the Aggressive Growth Fund would be distributed to shareholders of the Emerging Growth Fund in liquidation and subsequent termination of the Emerging Growth Fund. The Emerging Growth Fund will mail information detailing the proposed Reorganization to its shareholders around May 16, 1997.

KEYSTONE LIQUID TRUST ONLY
  The Board of Trustees of Keystone Liquid Trust ("Liquid Trust") has approved a proposal to sell the assets of Liquid Trust to Evergreen Money Market Fund (the "Money Market Fund"). The Board of Trustees has scheduled this proposal to be voted on at a special meeting of shareholders to be held on July 14, 1997. If approved, the assets of Liquid Trust would be sold to the Money Market Fund in exchange for shares of the Money Market Fund and the assumption by the Money Market Fund of certain identified liabilities (the "Reorganization"). If the Reorganization is approved, shares of the Money Market Fund would be distributed to shareholders of Liquid Trust in liquidation and subsequent termination of the Liquid Trust. Liquid Trust will mail information detailing the proposed Reorganization to its shareholders around May 22, 1997.

KEYSTONE WORLD BOND FUND ONLY
  The Board of Trustees of Keystone World Bond Fund (the "World Bond Fund") has approved a proposal to sell the assets of the World Bond Fund to Keystone Strategic Income Fund (the "Strategic Income Fund"). The Board of Trustees has scheduled this proposal to be voted on at a special meeting of shareholders to be held on July 14, 1997. If approved, the assets of the World Bond Fund would be sold to the Strategic Income Fund in exchange for shares of the Strategic Income Fund and the assumption by the Strategic Income Fund of certain identified liabilities (the "Reorganization"). If the Reorganization is approved, shares of the Strategic Income Fund would be distributed to shareholders of the World Bond Fund in liquidation and subsequent termination of the World Bond Fund. The World Bond Fund will mail information detailing the proposed Reorganization to its shareholders around May 22, 1997.

KEYSTONE TAX FREE INCOME FUND, KEYSTONE INTERMEDIATE TERM BOND FUND AND KEYSTONE STRATEGIC INCOME FUND ONLY
  As of May 1, 1997, each Fund will declare dividends out of net investment income daily and pay such dividends monthly.

Dated: May 5, 1997